Current and long-term debt - 2021 Ocean Yield financing (Details)	1 Months Ended
	Dec. 31, 2021 USD ($) vessel	May 31, 2020 USD ($)	Sep. 30, 2017 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,541,678,000				$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,145,623,000				3,070,271,000
2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,200,000
Borrowings, bareboat charter term	10 years
2021 Ocean Yield Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 69,783,000				0
2021 Ocean Yield Lease Financing | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	42,300,000
2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	225,000,000.0	$ 225,000,000.0
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,400,000,000
2020 $225.0 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	145,636,000				208,890,000
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		25,000,000
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		250,000
2020 $225.0 Million Credit Facility | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 225,000,000.0	$ 225,000,000.0
Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio	0.60		0.60
Consolidated tangible net worth	$ 1,000,000,000		$ 1,000,000,000
Cumulative positive net income	25.00%		25.00%
Net proceeds of equity issuance	50.00%
Ocean Yield Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 126,334,000				$ 137,399,000
Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000					$ 25,000,000
Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	$ 500,000					500,000
Consolidated liquidity requirement per each chartered-in vessel				$ 250,000		$ 250,000
STI Gallantry and STI Guard | 2021 Ocean Yield Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Periodic payment per vessel	$ 200,000